United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/13

Date of Reporting Period: Quarter ended 06/30/13

Item 1. Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
June 30, 2013 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—67.5%
		Federal Home Loan Mortgage Corporation—24.3%
$19,398,155	[1]	3.500%, 11/1/2025 - 7/1/2043	$19,752,220
746,329		4.000%, 8/1/2025	781,062
12,955,676		4.500%, 6/1/2019 - 9/1/2040	13,638,465
9,093,769		5.000%, 7/1/2019 - 10/1/2039	9,732,593
6,787,293		5.500%, 10/1/2021 - 10/1/2039	7,295,031
4,188,729		6.000%, 4/1/2036 - 7/1/2037	4,552,947
281,871		7.500%, 1/1/2027 - 2/1/2031	327,951
		TOTAL	56,080,269
		Federal National Mortgage Association—37.0%
2,742,010		2.500%, 4/1/2028	2,758,398
4,516,392		3.000%, 6/1/2027	4,651,179
14,036,123	[1]	3.500%, 12/1/2026 - 7/1/2043	14,296,062
35,358,117		4.000%, 12/1/2031 - 12/1/2042	36,992,488
14,947,025		4.500%, 12/1/2019 - 2/1/2042	15,877,431
1,003,363		5.000%, 7/1/2019 - 12/1/2023	1,069,137
4,165,106		5.500%, 9/1/2034 - 4/1/2036	4,531,401
3,929,707		6.000%, 11/1/2034 - 10/1/2037	4,295,148
640,584		6.500%, 2/1/2014 - 8/1/2034	727,630
170,306		7.000%, 6/1/2016 - 2/1/2030	184,704
1,673		7.500%, 4/1/2015	1,746
8,519		8.000%, 12/1/2026	10,087
		TOTAL	85,395,411
		Government National Mortgage Association—6.2%
8,829,144	[1]	3.500%, 10/15/2042 - 7/15/2043	9,061,499
1,991,240		4.500%, 10/15/2039	2,117,792
2,572,025		5.000%, 6/20/2039 - 9/20/2039	2,787,105
107,776		7.000%, 9/15/2028 - 11/15/2031	124,101
196,399		8.000%, 10/15/2030 - 11/15/2030	232,659
		TOTAL	14,323,156
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $154,899,124)	155,798,836
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.4%
		Federal National Mortgage Association—0.3%
41,820		REMIC 321 2, 6.500%, 4/1/2032	6,371
1,201,408		REMIC 356 23, 6.500%, 12/1/2034	245,561
1,435,183		REMIC 356 24, 6.500%, 9/1/2035	293,331
1,120,163		REMIC 368 27, 6.500%, 11/1/2035	219,899
		TOTAL	765,162
		Non-Agency Mortgage-Backed Securities—13.1%
1,530,936		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,535,484
1,410,267		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,301,647
2,873,809	[2,3]	Credit Suisse Mortgage Capital 2013-TH1, Class A1, 2.130%, 2/25/2043	2,632,603
3,742,744	[2,3]	Credit Suisse Mortgage Capital 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,688,138
499,550		Credit Suisse Mortgage Capital 2007-4, Class 4A2, 5.500%, 6/25/2037	429,139
1,822,664	[2,3]	Credit Suisse Mortgage Capital 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,819,723
505,483		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	491,063
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$1,047,256		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	$962,088
2	[2,4]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	2
31,153	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	23,554
149,471	[2,4]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	3,228
124,578		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	123,093
438,342		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	446,320
977,739		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	994,760
1,210,702		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,229,564
2,362,081		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,312,513
2,393,959		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	2,288,662
3,793,539		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,539,468
2,486,778		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	2,368,593
1,350,000	[2]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	1,357,749
1,653,957		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,455,153
1,167,792		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	1,190,104
		TOTAL	30,192,648
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $32,374,518)	30,957,810
		ASSET-BACKED SECURITY—0.3%
		Auto Receivables—0.3%
800,000	[2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.843%, 5/15/2018 (IDENTIFIED COST $800,000)	800,759
		Commercial Mortgage-Backed Securities—17.5%
		Agency Commercial Mortgage-Backed Securities—3.6%
2,000,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	1,725,733
2,700,000	[2,3]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	2,348,097
3,000,000	[2,3]	FREMF Mortgage Trust 2013-K502, 2.842%, 3/25/2045	2,858,148
1,525,000	[2,3]	FREMF Mortgage Trust 2013-K712, 3.367%, 5/25/2045	1,400,503
		TOTAL	8,332,481
		Non-Agency Commercial Mortgage-Backed Securities—13.9%
3,420,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,486,125
2,650,000	[2,3]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,789,263
2,094,335	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	2,211,851
2,809,049	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,999,628
2,330,359	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,404,687
2,400,000	[2,3]	JP Morgan Chase Commercial Mortgage Securities, Class A2, 3.341%, 7/15/2046	2,519,120
4,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	4,055,226
2,700,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.983%, 4/10/2046	2,647,872
3,750,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	3,875,849
1,500,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	1,570,576
3,500,000	[2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.393%, 6/15/2045	3,500,000
		TOTAL	32,060,197
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $40,753,838)	40,392,678
		Repurchase Agreements—8.9%
9,254,000	[5,6]	Interest in $203,804,000 joint repurchase agreement 0.07%, dated 6/13/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $203,816,681 on 7/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2043 and the market value of those underlying securities was $208,132,682.	9,254,000
2

Principal Amount			Value
		Repurchase Agreements—continued
$11,306,000	[5]	Interest in $3,450,000,000 joint repurchase agreement 0.15%, dated 6/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,450,043,125 on 7/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $3,519,043,988.	$11,306,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	20,560,000
		TOTAL INVESTMENTS—107.6% (IDENTIFIED COST $249,387,480)[7]	248,510,083
		OTHER ASSETS AND LIABILITIES - NET—(7.6)%[8]	(17,605,358)
		TOTAL NET ASSETS—100%	$230,904,725
At June 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
9U.S. Treasury Note 10-Year Short Futures	20	$2,531,250	September 2013	$56,986
The average notional value of short futures contracts held by the Fund throughout the period was $7,736,398. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these restricted securities amounted to $39,301,234, which represented 17.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2013, these liquid restricted securities amounted to $37,916,701, which represented 16.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$5	$2
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$24,801	$23,554
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$4,518	$3,228
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$1,349,444	$1,357,749
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At June 30, 2013, the cost of investments for federal tax purposes was $249,387,480. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $877,397. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,700,312 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,577,709.
8	Assets, other than investments in securities, less liabilities.
9	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
3

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$155,798,836	$—	$155,798,836
Collateralized Mortgage Obligations	—	30,931,026	26,784	30,957,810
Asset Backed Security	—	800,759	—	800,759
Commercial Mortgage-Backed Securities	—	40,392,678	—	40,392,678
Repurchase Agreements	—	20,560,000	—	20,560,000
TOTAL SECURITIES	$—	$248,483,299	$26,784	$248,510,083
OTHER FINANCIAL INSTRUMENTS*	$56,986	$—	$—	$56,986
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduit
4
Federated Ultrashort Bond Fund
Portfolio of Investments
June 30, 2013 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.4%
		Federal National Mortgage Association—0.4%
$2,392,402		FNMA ARM 544848, 2.708%, 4/01/2030	$2,448,631
2,542,755		FNMA ARM 544872, 2.988%, 7/01/2034	2,703,882
525,835		FNMA ARM 556379, 1.569%, 5/01/2040	532,185
2,697,721		FNMA ARM 618128, 2.217%, 8/01/2033	2,807,699
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $8,271,196)	8,492,397
		ASSET-BACKED SECURITIES—48.1%
		Auto Receivables—23.3%
4,200,000	[1,2]	ARI Fleet Lease Trust 2013-A, Class A3, 0.92%, 7/15/2021	4,170,830
5,600,000		Ally Auto Receivables Trust Lease, 2013-SN1, Class A4, 0.90%, 5/22/2017	5,581,965
5,000,000	[1,2]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,047,184
3,510,000	[1,2]	Ally Master Owner Trust 2012-3, Class D, 2.543%, 6/15/2017	3,515,836
5,000,000		Ally Master Owner Trust 2013-1, Class A1, 0.643%, 2/15/2018	5,004,363
10,811,222	[1,2]	American Credit Acceptance Receivables Trust 2013-1, Class A, 1.45%, 4/16/2018	10,792,962
3,235,851		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,246,133
49,732		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	49,763
4,750,000		Americredit Automobile Receivables Trust 2010-3, Class B, 2.04%, 9/8/2015	4,805,108
6,393,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	6,514,381
6,500,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	6,644,005
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,584,354
3,000,000		Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	3,041,058
7,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	7,123,903
2,000,000		Americredit Automobile Receivables Trust 2012-4, Class B, 1.31%, 11/8/2017	1,997,126
5,000,000		Americredit Automobile Receivables Trust 2012-4, Class C, 1.93%, 8/8/2018	4,947,565
6,000,000		Americredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	5,964,690
7,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	6,961,252
12,200,000	[1,2]	BMW Floorplan Master Owner Trust 2012-1, Class A, 0.593%, 9/15/2017	12,239,217
14,500,000		BMW Vehicle Lease Trust 2013-1, Class A4, 0.66%, 6/20/2016	14,488,204
8,015,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	8,110,940
3,600,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class C, 1.743%, 5/7/2024	3,588,484
2,500,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class D, 2.043%, 5/7/2024	2,492,039
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.193%, 1/7/2025	3,007,575
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 1.593%, 1/7/2025	4,010,632
2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.993%, 1/7/2025	2,506,739
4,500,000		Fifth Third Auto Trust 2013-A, Class B, 1.21%, 4/15/2019	4,456,282
4,754,000		Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,708,870
14,000,000	[1,2]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	14,098,983
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2012-B, Class C, 1.50%, 3/15/2017	6,490,039
12,000,000		Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	11,967,379
9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	9,035,037
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,530,992
15,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	15,141,652
5,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 2.96%, 2/15/2016	5,051,821
8,900,000		Ford Credit Floorplan Master Owner Trust 2013-1, Class A2, 0.573%, 1/15/2018	8,902,908
10,500,000		Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	10,506,452
6,000,000	[1,2]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	6,272,509

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$8,400,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	$8,704,271
2,800,000		Huntington Auto Trust 2012-2, Class C, 1.37%, 5/15/2018	2,786,959
7,000,000		Huntington Auto Trust 2012-2, Class D, 2.11%, 5/15/2019	6,986,988
2,099,980	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.02%, 8/15/2014	2,104,482
19,804,000	[1,2]	Hyundai Auto Lease Securitization Trust 2013-A, Class B, 0.96%, 8/15/2017	19,654,573
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	4,123,695
8,000,000		Hyundai Auto Receivables Trust 2012-B, Class B, 1.39%, 3/15/2018	8,024,843
8,700,579	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.193%, 9/20/2016	8,715,371
5,425,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.843%, 5/15/2018	5,430,146
3,480,000	[1,2]	MMCA AutomobileTrust 2010-A, Class B, 3.96%, 10/15/2015	3,521,031
4,000,000	[1,2]	MMCA Automobile Trust 2012-A, Class A3, 1.08%, 9/15/2015	4,004,152
5,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	4,984,435
7,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-BA, Class A, 0.463%, 11/15/2016	6,997,329
5,000,000	[1,2]	Motor 2012 PLC, Class A1C, 1.286%, 2/25/2020	5,019,250
10,800,000	[1,2]	Motor 2013-1A, Class A1, 0.699%, 2/15/2021	10,832,238
3,550,000	[1,2]	Navistar Financial 2012-A Owner Trust, Class B, 1.56%, 1/18/2019	3,556,527
2,500,000	[1,2]	Navistar Financial 2012-A Owner Trust, Class C, 2.55%, 1/18/2019	2,505,822
5,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class A, 1.343%, 10/25/2016	5,015,956
3,210,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class B, 1.943%, 10/25/2016	3,225,761
3,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	3,013,621
10,000,000		Nissan Auto Lease Trust 2011-B, Class A4, 1.10%, 1/16/2017	10,044,728
20,000,000		Nissan Master Owner Trust Receivables 2013-A, Class A, 0.493%, 2/15/2018	19,938,312
2,800,000	[1,2]	Porsche Innovative Lease Owner Trust 2011-1, Class A4, 1.26%, 11/20/2017	2,813,111
18,360,000	[1,2]	Porsche Innovative Lease Owner Trust 2012-1, Class A4, 0.67%, 11/21/2018	18,288,616
5,000,000	[1,2]	SMART ABS Series 2012-2US Trust, Class A4B, 1.443%, 3/14/2018	5,096,370
4,000,000		SMART ABS Series 2012-4US Trust, Class A4B, 0.893%, 8/14/2018	4,025,320
6,500,000	[1,2]	SMART Series 2012-1US Trust, Class A3B, 1.093%, 5/14/2016	6,560,645
13,700,000		SMART Series 2013-1US Trust, Class A4B, 0.693%, 10/14/2018	13,810,861
14,500,000		SMART Series 2013-2US Trust, Class A4B, 0.743%, 2/14/2019	14,496,545
12,840,000		Santander Drive Auto Receivables Trust 2012-3, Class B, 1.94%, 12/15/2016	12,944,084
4,000,000		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	3,962,202
6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,626,143
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	9,741,997
5,000,000		USAA Auto Owner Trust 2012-1, Class B, 1.02%, 12/17/2018	4,993,198
13,000,000	[1,2]	Volkswagen Credit Auto Master Trust 2011-1A, Note, 0.872%, 9/20/2016	13,070,173
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	6,049,218
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	6,048,643
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,513,283
10,500,000	[1,2]	World Omni Master Owner Trust 2013-1, Class A, 0.543%, 2/15/2018	10,482,900
		TOTAL	539,313,031
		Credit Card—9.6%
10,000,000	[1,2]	ARRAN Cards Funding PLC 2012-1A, Class A1, 0.893%, 7/15/2015	10,002,800
3,550,000	[1,2]	American Express Credit Account Master Trust 2012-2, Class C, 1.29%, 3/15/2018	3,553,681
11,200,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 0.993%, 5/15/2020	11,227,468
11,834,000		American Express Issuance Trust II 2013-1, Class C, 0.893%, 2/15/2019	12,012,663
19,500,000		Bank of America Credit Card Trust 2006-C5, Class C5, 0.593%, 1/15/2016	19,498,444
15,000,000		Bank of America Credit Card Trust 2008-C5, Class C5, 4.943%, 3/15/2016	15,163,801
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.475%, 5/26/2020	15,409,900
10,000,000	[1,2]	Citibank Omni Master Trust 2009-A17, Class A17, 4.90%, 11/15/2018	10,563,453

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$14,000,000		Discover Card Master Trust 2011-A1, Class A1, 0.543%, 8/15/2016	$14,031,534
15,000,000		Discover Card Master Trust I 2012—B3, Class B3, 0.643%, 5/15/2018	15,016,090
8,000,000	[1,2]	Golden Credit Card Trust 2012-3A, Class A, 0.643%, 7/17/2017	8,035,880
13,000,000	[1,2]	Golden Credit Card Trust 2012-5A, Class A, 0.79%, 9/15/2017	13,012,155
14,450,000	[1,2]	Golden Credit Card Trust 2013-1A, Class A, 0.443%, 2/15/2018	14,442,847
10,000,000	[1,2]	Gracechurch Card PLC 2012-1A, Class A1, 0.89%, 2/15/2017	10,073,690
5,000,000		MBNA Credit Card Master Note Trust 2004-C2, Class C2, 1.093%, 11/15/2016	5,018,954
20,000,000	[1,2]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	20,001,300
5,500,000	[1,2]	Master Credit Card Trust 2012-2A, Class C, 1.97%, 4/21/2017	5,556,403
13,000,000	[1,2]	Turquoise Card Backed Securities PLC 2011-1, Class A, 0.94%, 9/15/2016	13,059,670
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 0.99%, 6/17/2019	8,041,120
		TOTAL	223,721,853
		Equipment Lease—5.2%
6,754,027	[1,2]	CLI Funding LLC 2006-1A A, Class A, 0.373%, 8/18/2021	6,650,555
7,800,000	[1,2]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	7,600,623
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	3,010,161
8,000,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	8,130,375
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,286,452
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,536,218
6,500,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	6,398,137
15,000,000		GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.762%, 2/20/2017	15,078,072
9,000,000		GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.682%, 6/20/2017	9,014,192
5,021,101	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A3, 1.45%, 1/21/2018	5,038,577
3,150,000		GE Equipment Transportation LLC, 2012-1, Class B, 1.16%, 9/22/2020	3,120,672
5,500,000		GE Equipment Transportation LLC, 2012-2, Class A4, 0.81%, 9/24/2020	5,496,243
4,778,000	[1,2]	Great America Leasing Receivables 2011-1, Class B, 2.88%, 5/15/2016	4,850,234
2,000,000	[1,2]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,008,580
2,900,000	[1,2]	Great America Leasing Receivables 2013-1, Class A4, 1.16%, 5/15/2018	2,891,325
1,200,000	[1,2]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,190,960
1,000,000	[1,2]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	992,293
3,393,431	[1,2]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.27%, 9/15/2015	3,407,132
7,000,000	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	7,040,406
3,250,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class B, 1.74%, 10/22/2018	3,234,969
2,332,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class C, 2.68%, 10/22/2018	2,321,339
8,916,667	[1,2]	Triton Container Finance LLC, Class A, 4.21%, 5/14/2027	8,959,708
3,990,000	[1,2]	Volvo Financial Equipment LLC 2013-1, Class C, 1.62%, 8/17/2020	3,940,738
		TOTAL	120,197,961
		Home Equity Loan—0.5%
989,034		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.553%, 7/25/2035	964,411
7,403,444		Carrington Mortgage Loan Trust 2006-OPT1, Class A3, 0.373%, 2/25/2036	6,926,448
438,358		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	439,981
163,989		Citifinancial Mortgage Securities, Inc. 2003-4, Class AF4, 4.427%, 10/25/2033	163,821
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 0.933%, 8/25/2034	29,443
421,787		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.213%, 11/25/2034	397,649
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	12,369
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.523%, 2/25/2035	138,850
749,903	[1,2]	Quest Trust 2004—X1, Class A, 0.523%, 3/25/2034	742,900
2,164,036		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,136,529
127,881		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.793%, 8/25/2033	120,124

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—continued
$2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	$0
		TOTAL	12,072,525
		Manufactured Housing—0.0%
130,225		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	134,473
490,146		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	491,154
39,206		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	39,233
		TOTAL	664,860
		Other—9.5%
8,154,813	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.503%, 6/14/2037	7,466,751
5,121,217	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.453%, 5/10/2032	4,946,819
4,604,116	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.076%, 2/25/2043	4,624,950
3,739,011		Educational Funding Of The South, Inc. 2011-1, Class A1, 0.826%, 10/25/2021	3,740,121
1,495,577	[1,2]	GE Business Loan Trust, 2004-1, Class A, 0.483%, 5/15/2032	1,436,503
2,500,000		GE Dealer Floorplan Master Note Trust 2012-4, Class A, 0.632%, 10/20/2017	2,501,469
5,832,000		GE Dealer Floorplan Master Note Trust 2012-4, Class B, 0.892%, 10/20/2017	5,837,211
1,008,073		Louisiana Public Facilities Authority 2011-A, Class A1, 0.776%, 4/26/2021	1,008,134
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.129%, 10/25/2025	7,068,950
9,123,848		New Hampshire Higher Education Loan Co. 2012-1, Class A, 0.715%, 10/25/2028	9,107,699
2,482,784		North Carolina Education Assistance Authority, Class A1, 0.901%, 1/25/2021	2,484,869
14,000,000	[1,2]	PFS Financing Corp. 2012-AA, Class A, 1.393%, 2/15/2016	14,089,863
4,000,000	[1,2]	PFS Financing Corp. 2012-BA, Class A, 0.893%, 10/17/2016	4,021,029
3,000,000	[1,2]	PFS Financing Corp. 2012-BA, Class B, 1.692%, 10/17/2016	3,025,690
8,450,000	[1,2]	PFS Financing Corp. 2013-AA, Class A, 0.743%, 2/15/2018	8,413,934
10,000,000	[1,2]	PFS Financing Corp. 2013-BA, Class B, 1.19%, 4/17/2017	9,967,440
19,407,424	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 3.443%, 5/16/2044	20,097,707
742,459	[1,2]	SLM Student Loan Trust 2010-C, Class A1, 1.843%, 12/15/2017	744,569
11,012,754		SLM Student Loan Trust 2011-1, Class A1, 0.713%, 3/25/2026	10,933,721
6,926,305		SLM Student Loan Trust 2011-2, Class A1, 0.793%, 11/25/2027	6,888,006
4,936,994	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.193%, 10/15/2024	4,956,424
5,005,658	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.593%, 8/15/2025	5,060,880
10,888,603	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.293%, 8/15/2023	10,951,931
9,294,306	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 0.943%, 10/16/2023	9,304,660
9,858,943		SLM Student Loan Trust 2013-1, Class A1, 0.343%, 2/27/2017	9,826,507
10,000,000		SLM Student Loan Trust 2013-3, Class A1, 0.395%, 11/27/2017	9,973,940
5,850,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.243%, 5/17/2027	5,731,865
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,482,046
9,850,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	9,233,001
1,114,526	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	1,153,590
6,673,930	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	6,812,520
1,532,917	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	1,561,632
2,973,426	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	3,052,472
3,460,912	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 1.87%, 8/20/2029	3,475,228
3,140,552		South Texas Higher Education Authority, Class A1, 0.784%, 10/1/2020	3,115,271
		TOTAL	219,097,402
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,116,056,881)	1,115,067,632
		CORPORATE BONDS—25.9%
		Basic Industry - Chemicals—0.9%
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 4.00%, 12/7/2015	2,613,443
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,541,451

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Chemicals—continued
$8,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	$8,459,259
7,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	7,750,596
		TOTAL	20,364,749
		Basic Industry - Metals & Mining—0.8%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,113,082
3,000,000		ArcelorMittal, Sr. Unsecd. Note, 9.50%, 2/15/2015	3,288,750
2,500,000	[1,2]	Barrick Gold Corp., Sr. Unsecd. Note, (Series 144A), 2.50%, 5/1/2018	2,245,125
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	4,244,104
4,750,000		Rio Tinto Finance USA Ltd., Floating Rate Note—Sr. Note, (Series FRN), 1.113%, 6/17/2016	4,752,028
		TOTAL	17,643,089
		Capital Goods - Diversified Manufacturing—0.2%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,485,082
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 3.50%, 1/13/2017	1,342,394
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,601,132
		TOTAL	5,428,608
		Communications - Media & Cable—0.3%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,671,087
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,255,205
		TOTAL	6,926,292
		Communications - Telecom Wireless—0.1%
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,796,858
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,599,273
		TOTAL	3,396,131
		Communications - Telecom Wirelines—1.4%
6,000,000		AT&T, Inc., Floating Rate Note—Sr. Note, (Series FRN), 0.660%, 2/12/2016	5,970,756
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 0.80%, 12/1/2015	2,987,637
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,907,431
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,007,107
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,065,430
1,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	1,012,625
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	7,754,560
3,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, (Series FRN), 0.886%, 3/28/2014	3,009,390
		TOTAL	31,714,936
		Consumer Cyclical - Automotive—1.5%
6,000,000	[1,2]	American Honda Finance Corp., Floating Rate Note—Sr. Note, (Series 144A), 0.648%, 5/26/2016	5,994,804
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, (Series 144A), 1.60%, 2/16/2018	3,935,628
6,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, (Series 144A), 0.886%, 3/28/2014	6,018,456
4,700,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, (Series 144A), 1.472%, 9/13/2013	4,709,043
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	6,871,047
8,000,000	[1,2]	Volkswagen International Finance NV, Floating Rate Note—Sr. Note, (Series 144A), 1.022%, 3/21/2014	8,032,832
		TOTAL	35,561,810
		Consumer Cyclical - Entertainment—1.0%
9,400,000		NBC Universal, Inc., Sr. Unsecd. Note, 2.10%, 4/1/2014	9,514,971
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2015	4,266,456
5,000,000		Walt Disney Co., Sr. Unsecd. Note, (Series MTN), 0.45%, 12/1/2015	4,979,295
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,028,915
		TOTAL	23,789,637
		Consumer Cyclical - Retailers—0.1%
2,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 0.60%, 4/11/2016	1,987,708

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—1.1%
$1,500,000	[1,2]	Bacardi Ltd., Sr. Note, (Series 144A), 7.45%, 4/1/2014	$1,571,522
3,300,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,307,075
5,000,000		General Mills, Inc., Floating Rate Note—Sr. Note, 0.624%, 5/16/2014	5,007,350
2,000,000		Kellogg Co., 1.125%, 5/15/2015	2,009,296
3,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	3,033,069
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.875%, 10/25/2013	2,002,802
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,531,389
2,000,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, (Series 144A), 2.95%, 1/15/2017	2,047,562
4,650,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, (Series 144A), 1.85%, 1/15/2015	4,719,020
		TOTAL	25,229,085
		Consumer Non-Cyclical - Health Care—0.2%
4,000,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	3,871,000
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,537,931
		Consumer Non-Cyclical - Products—0.0%
1,050,000		Koninklijke Philips NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,058,410
		Consumer Non-Cyclical - Tobacco—0.2%
5,000,000		Altria Group, Inc., Company Guarantee, 4.125%, 9/11/2015	5,330,285
		Credit Card—0.7%
10,400,000		BA Credit Card Trust, (Series B4), 5.45%, 9/18/2013	15,952,122
		Energy - Integrated—2.1%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	5,227,980
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,256,330
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	3,129,537
400,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	409,766
1,000,000	[1,2]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,024,218
3,164,000		Husky Energy, Inc., 5.90%, 6/15/2014	3,310,882
10,000,000		Petrobras Global Finance BV, Floating Rate Note—Sr. Note, 2.414%, 1/15/2019	9,825,000
10,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	10,935,000
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,087,150
7,000,000		Statoil ASA, Floating Rate Note—Sr. Note, 0.565%, 5/15/2018	7,011,809
		TOTAL	49,217,672
		Energy - Oil Field Services—0.3%
4,000,000	[1,2]	Schlumberger Investment SA, Floating Rate Note—Sr. Note, (Series 144A), 0.824%, 9/12/2014	4,023,580
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, (Series 144A), 1.25%, 8/1/2017	1,941,842
		TOTAL	5,965,422
		Financial Institution - Banking—6.3%
6,500,000		Associated Banc-Corp., Sr. Unsecd. Note, 1.875%, 3/12/2014	6,512,181
5,000,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTN), 1.093%, 3/22/2016	4,988,705
5,000,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTNK), 0.603%, 9/15/2014	4,978,310
9,000,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	9,443,331
10,000,000		Bank of Montreal, Floating Rate Note—Sr. Note, (Series MTN), 0.879%, 4/9/2018	9,988,350
7,500,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	7,991,708
8,000,000		Citigroup, Inc., Floating Rate Note—Sr. Note, 1.073%, 4/1/2016	8,025,008
1,964,000		Citigroup, Inc., Floating Rate Note—Sr. Note, 1.214%, 4/1/2014	1,972,380
5,000,000		Citigroup, Inc., Sub. Note, 5.00%, 9/15/2014	5,197,280
5,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, 1.273%, 2/7/2014	5,013,775
7,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	7,310,254
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,686,331

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$6,200,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	$6,337,553
4,000,000		JPMorgan Chase & Co., Floating Rate Note—Sr. Note, (Series MTN), 1.023%, 5/2/2014	4,021,404
5,000,000		JPMorgan Chase & Co., Floating Rate Note—Sr. Note, 0.726%, 4/23/2015	4,990,615
4,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, (Series FRN), 1.875%, 1/24/2014	4,023,932
2,725,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.523%, 2/25/2016	2,719,073
5,000,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 5/13/2014	5,201,080
10,000,000	[1,2]	Nordea Bank AB, Floating Rate Note—Sr. Note, (Series 144A), 0.735%, 5/13/2016	10,021,310
4,500,000		PNC Bank, N.A., Floating Rate Note—Sr. Note, 0.586%, 1/28/2016	4,488,057
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,565,342
14,300,000		Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, 0.644%, 3/8/2016	14,332,475
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,106,569
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, (Series FRN), 1.197%, 6/26/2015	5,057,840
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	4,880,175
		TOTAL	146,853,038
		Financial Institution - Brokerage—0.2%
5,000,000		BlackRock, Inc., Sr. Unsecd. Note, 1.375%, 6/1/2015	5,068,415
		Financial Institution - Finance Noncaptive—1.3%
7,500,000		American Express Co., Floating Rate Note—Sr. Note, 0.863%, 5/22/2018	7,499,182
2,000,000		American Express Credit Corp., (Series C), 7.30%, 8/20/2013	2,018,330
4,000,000		General Electric Capital Corp., Floating Rate Note—Sr. Note, (Series MTN), 0.975%, 4/24/2014	4,022,636
6,750,000		General Electric Capital Corp., Floating Rate Note—Sr. Note, 1.130%, 1/7/2014	6,777,068
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 1.625%, 7/2/2015	10,120,640
		TOTAL	30,437,856
		Financial Institution - Insurance - Life—1.6%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,458,704
5,200,000		MetLife, Inc., Floating Rate Note—Sr. Note, 1.523%, 8/6/2013	5,205,860
3,000,000	[1,2]	New York Life Global Funding, Floating Rate Note—Sr. Secured Note, (Series 144A), 0.542%, 4/4/2014	3,007,560
12,650,000	[1,2]	Principal Life Global Funding II, Floating Rate Note—Sr. Note, (Series 144A), 0.643%, 5/27/2016	12,615,466
		TOTAL	36,338,494
		Financial Institution - Insurance - P&C—0.2%
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,903,604
3,000,000		Berkshire Hathaway, Inc., Floating Rate Note—Sr. Note, (Series FRN), 0.975%, 8/15/2014	3,012,231
		TOTAL	5,915,835
		Financial Institution - REITs—0.4%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 4/15/2014	3,257,888
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,094,655
		TOTAL	8,352,543
		Technology—1.9%
13,750,000		Apple, Inc., Floating Rate Note—Sr. Note, 0.523%, 5/3/2018	13,707,389
7,850,000		Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.523%, 3/14/2014	7,867,121
5,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.55%, 5/30/2014	5,023,735
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	1,935,728
12,000,000		Texas Instruments, Inc., Sr. Unsecd. Note, 1.375%, 5/15/2014	12,094,500
4,250,000		Xerox Corp., Floating Rate Note—Sr. Note, 1.094%, 5/16/2014	4,247,900
		TOTAL	44,876,373
		Transportation - Airlines—0.3%
6,480,000		Southwest Airlines Co., Unsecd. Note, 5.25%, 10/1/2014	6,784,644
		Transportation - Services—0.5%
6,000,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., (Series 144A), 3.125%, 5/11/2015	6,201,918

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$2,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	$2,103,524
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 5.85%, 3/1/2014	3,100,812
		TOTAL	11,406,254
		Utility - Electric—1.2%
1,500,000	[1,2]	Electricite de France SA, (Series 144A), 5.50%, 1/26/2014	1,539,021
5,000,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	5,353,135
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, (Series A), 2.75%, 3/15/2018	1,120,383
3,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 1.125%, 11/1/2013	3,006,204
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.20%, 6/1/2015	2,010,834
3,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.611%, 6/1/2014	3,025,293
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,111,543
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,506,636
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, (Series 144A), 3.90%, 5/1/2016	3,136,938
1,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, (Series G), 0.85%, 8/15/2014	1,003,632
		TOTAL	26,813,619
		Utility - Natural Gas Distributor—0.4%
10,000,000		Sempra Energy, Floating Rate Note—Sr. Note, 1.033%, 3/15/2014	10,034,610
		Utility - Natural Gas Pipelines—0.6%
4,335,000		Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	4,581,141
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,042,791
7,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	6,924,288
		TOTAL	13,548,220
		TOTAL CORPORATE BONDS (IDENTIFIED COST $599,139,908)	601,404,788
		MUNICIPAL BONDS—0.7%
		Municipal Services—0.7%
6,450,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	6,394,982
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 0.894% Bonds, 11/1/2017	10,000,700
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $16,450,000)	16,395,682
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
30,833		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	32,544
661,779		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	755,851
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $730,563)	788,395
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.7%
		Commercial Mortgage—2.3%
3,977,725		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	4,039,314
887,636		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	899,202
2,488,573	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,581,752
3,716,403		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	3,716,701
5,000,000		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	4,960,991
2,844,250	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	3,007,920
1,403,586	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,467,075
6,037,984		Morgan Stanley BAML Trust 2012-C5, Class A1, 0.916%, 8/15/2045	6,010,494
2,307,659	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	2,351,786
29,567		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.816%, 6/11/2042	30,042
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.983%, 4/10/2046	14,710,402
5,411,642		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	5,442,325

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.393%, 6/15/2045	$5,000,000
		TOTAL	54,218,004
		Federal Home Loan Mortgage Corporation—2.3%
124,851		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.543%, 2/15/2018	125,388
5,802,270		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.593%, 6/15/2034	5,820,003
1,826,963		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.493%, 4/15/2035	1,826,007
3,243,261		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.713%, 12/15/2035	3,267,140
1,407,345		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.653%, 2/15/2034	1,413,912
5,571,643		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.603%, 5/15/2036	5,584,896
1,954,079		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.573%, 5/15/2036	1,958,290
1,514,516		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.678%, 8/15/2035	1,521,569
467,079		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.593%, 7/15/2036	468,282
2,765,602		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.493%, 9/15/2036	2,762,796
2,985,882		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.593%, 7/15/2036	2,986,023
997,987		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.593%, 7/15/2036	1,001,872
2,770,790		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.643%, 7/15/2037	2,774,826
8,662,097		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 0.793%, 11/15/2037	8,728,050
4,942,685		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.613%, 11/15/2037	4,956,927
1,156,838		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.943%, 7/15/2036	1,173,645
2,210,412		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.103%, 7/15/2037	2,257,824
3,876,366		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	4,024,312
		TOTAL	52,651,762
		Federal National Mortgage Association—1.4%
713,203		Federal National Mortgage Association REMIC 2002-77 FA, 1.193%, 12/18/2032	729,218
1,948,343		Federal National Mortgage Association REMIC 2006-44 FK, 0.623%, 6/25/2036	1,955,567
7,366,109		Federal National Mortgage Association REMIC 2006-61 FQ, 0.593%, 7/25/2036	7,380,644
1,816,995		Federal National Mortgage Association REMIC 2006-79 DF, 0.543%, 8/25/2036	1,821,549
4,089,956		Federal National Mortgage Association REMIC 2006-81 FB, 0.543%, 9/25/2036	4,096,629
2,380,321		Federal National Mortgage Association REMIC 2006-119 CF, 0.493%, 12/25/2036	2,379,128
3,240,397		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.413%, 2/25/2046	3,207,934
2,767,588		Federal National Mortgage Association REMIC 2007-88 FY, 0.653%, 9/25/2037	2,774,060
1,860,491		Federal National Mortgage Association REMIC 2007-97 FE, 0.643%, 7/25/2037	1,871,057
1,164,825		Federal National Mortgage Association REMIC 2008-69 FB, 1.193%, 6/25/2037	1,194,476
1,357,560		Federal National Mortgage Association REMIC 2009-42 FG, 0.993%, 5/25/2039	1,375,201
2,322,617		Federal National Mortgage Association REMIC 2009-69 F, 1.043%, 4/25/2037	2,368,609
424,572		Federal National Mortgage Association, REMIC 2009-63 FB, 0.693%, 8/25/2039	426,505
		TOTAL	31,580,577
		Government Agency—0.8%
8,418,432	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	8,281,517
7,154,559		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.723%, 3/9/2021	7,243,991
2,180,815		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.643%, 1/8/2020	2,189,504
		TOTAL	17,715,012
		Government National Mortgage Association—0.8%
19,494,574		Government National Mortgage Association REMIC 2012H31 FA, 0.561%, 11/20/2062	19,359,925
		Non-Agency Mortgage—6.1%
15,000,000	[1,2]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.974%, 5/17/2060	15,366,730
530,954	[1,2]	Arran Residential Mortgages Funding 2011-1A, Class A1C, 1.474%, 11/19/2047	531,542
39,664		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.872%, 2/25/2033	38,980
338,000	[1]	C-BASS ABS LLC 1999-3, Class B1, 6.547%, 2/3/2029	106,984

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$361,298		Chaseflex Trust 2006-1, Class A2A, 5.462%, 6/25/2036	$360,279
515,776		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.742%, 11/20/2035	16,525
2,873,809	[1,2]	Credit Suisse Commercial Mortgage Trust, Class A1, 2.130%, 2/25/2043	2,632,603
4,990,326	[1,2]	Credit Suisse Commercial Mortgage Trust, Class A1, 2.500%, 5/25/2043	4,792,904
2,025,182	[1,2]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	2,021,914
468,018		Crusade Global Trust 2005-1, Class A1, 0.333%, 6/17/2037	465,256
6,025,568	[1,2]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.677%, 10/18/2054	6,072,386
4,500,000	[1,2]	Fosse Master Issuer PLC 2012-1, Class 2A2, 1.677%, 10/18/2054	4,563,677
8,606,395	[1,2]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.677%, 10/15/2054	8,653,438
1,640,959	[1,2]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.627%, 10/15/2054	1,650,991
498,004		Impac CMB Trust 2004-7, Class 1A2, 1.113%, 11/25/2034	453,391
667,582		Impac CMB Trust 2004-9, Class 1A2, 1.073%, 1/25/2035	345,406
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.463%, 2/25/2037	842,270
10,000,000	[1,2]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.673%, 12/22/2054	10,215,140
16,000,000	[1,2]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.741%, 12/22/2054	16,000,128
1,583,664		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.893%, 11/15/2031	1,518,713
8,000,000	[1,2]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.675%, 7/15/2042	8,049,552
108,632		Residential Funding Mortgage Securities I 2005-S6, Class A1, 5.00%, 8/25/2035	108,734
667,043		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	679,182
977,739		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	994,759
1,331,772		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,352,520
3,441,442		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	3,369,224
6,386,761		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	5,837,886
15,455,604		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	14,953,466
9,797,905		Sequoia Mortgage Trust 2013-6, Class A1, 2.500%, 5/25/2043	9,059,325
12,000,000	[1,2]	Silverstone Master Issuer 2010-1A, Class A1, 1.676%, 1/21/2055	12,035,537
1,500,000	[1,2]	Silverstone Master Issuer 2012-1A, Class 1A, 1.826%, 1/21/2055	1,532,679
5,062,944	[1,2]	Springleaf Mortgage Loan Trust 2012-3A, Class A, 1.570%, 12/25/2059	4,982,329
1,302,235		Washington Mutual 2006-AR1, Class 2A1B, 1.238%, 1/25/2046	1,072,588
1,822,644		Washington Mutual 2006-AR15, Class 1A, 1.013%, 11/25/2046	1,360,948
956,356		Washington Mutual 2006-AR17, Class 1A, 0.993%, 12/25/2046	703,149
181,018		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.775%, 7/25/2034	179,895
		TOTAL	142,921,030
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $324,621,100)	318,446,310
		MUTUAL FUNDS—10.5%[4]
1,232,895		Emerging Markets Fixed Income Core Fund	40,302,621
4,268,220		Federated Bank Loan Core Fund	43,450,480
742,315		Federated Mortgage Core Portfolio	7,304,376
109,684,001	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	109,684,001
645,541		Federated Project and Trade Finance Core Fund	6,306,931
5,500,509		High Yield Bond Portfolio	35,973,326
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $239,690,263)	243,021,735
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $2,304,959,911)[6]	2,303,616,939
		OTHER ASSETS AND LIABILITIES - NET-0.7%[7]	17,327,379
		TOTAL NET ASSETS—100%	$2,320,944,318

At June 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8]United States Treasury Notes 2-Year (CBT) Short Futures	800	$176,000,000	September 2013	$309,387
[8]United States Treasury Notes 5-Year Short Futures	200	$24,209,375	September 2013	$424,550
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$733,937
The average notional value of short futures contracts held by the Fund throughout the period was $169,635,469. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At June 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
9/18/2013	6,222,431 Pound Sterling	$10,082,205	$623,022
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$76,055
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$699,077
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $178,039 and $375,013, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At June 30, 2013, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs and Co.	Goldman Sachs and Co.	Goldman Sachs and Co.	Unrealized Depreciation of Credit Default Swaps
Reference Entity	Series 18 EM CDX Index	Series 19 High Yield CDX Index	Series 19 Leveraged Loan CDSI Index
Buy/Sell	Sell	Sell	Sell
Pay/Receive Fixed Rate	5.00%	5.00%	2.50%
Expiration Date	12/20/2017	12/20/2017	12/20/2017
Implied Credit Spread at 6/30/2013[9]	6.94%	4.55%	2.19%
Notional Amount	$15,000,000	$12,000,000	$11,760,000
Market Value	$1,123,596	$487,852	$384,646
Upfront Premiums Paid	$2,145,000	$281,250	$235,200
Unrealized Appreciation/(Depreciation)	$(1,021,404)	$206,602	$149,446	$(665,356)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $23,328,000. This is based on amounts held as of each month-end throughout the (three) (six) (nine) month fiscal period.
Net Unrealized Appreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these restricted securities amounted to $830,818,561, which represented 35.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2013, these liquid restricted securities amounted to $830,699,208, which represented 35.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC 1999-3, Class B1, 7.319%, 2/3/2029	7/9/1999	$276,685	$106,984
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$12,369
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-day net yield.

6	At June 30, 2013, the cost of investments for federal tax purposes was $2,305,003,388. The net unrealized depreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments, c) futures contracts and d) swap contracts was $1,386,449. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,226,843 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,613,292.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$8,492,397	$—	$8,492,397
Asset-Backed Securities	—	1,115,055,263[1]	12,369	1,115,067,632
Corporate Bonds	—	601,404,788	—	601,404,788
Municipal Bonds	—	16,395,682	—	16,395,682
Mortgage-Backed Securities	—	788,395	—	788,395
Collateralized Mortgage Obligations	—	318,446,310[2]	—	318,446,310
Mutual Funds[3]	236,714,804	6,306,931	—	243,021,735
TOTAL SECURITIES	$236,714,804	$2,066,889,766	$12,369	$2,303,616,939
OTHER FINANCIAL INSTRUMENTS[4]	$733,937	$2,695,171	$—	$3,429,108
1	Includes $18,819,877 of asset-backed securities transferred from Level 3 to Level 2 because observable market data was obtained for securities. These transfers represent the value of the securities at the beginning of the period.
2	Includes $124,089 of a collateralized mortgage obligation security transferred from Level 3 to Level 2 because observable market data was obtained for this security. This transfer represents the value of the security at the beginning of the period.
3	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio, and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
4	Other financial instruments include futures contracts, foreign exchange contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REITs	—Real Estate Investment Trusts
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 27, 2013